Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities - Schedule Of Cash And Cash Equivalents And Short Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 170.8	$ 204.4
Money market funds	6.6	14.5
Short term deposits	94.5	36.8
Total Cash and cash equivalents	271.9	255.7
Short-term bank deposits	492.5	214.5
Marketable securities:
Government and corporate debentures	929.3	1,217.5
Total Marketable securities	3,019.0	3,529.4
Total Cash and cash equivalents, short-term bank deposits and marketable securities	3,783.4	3,999.6
Government And Corporate Debentures Fixed Interest Rate [Member]
Marketable securities:
Government and corporate debentures	2,262.5	2,626.9
Government Sponsored Enterprises Debentures [Member]
Marketable securities:
Government and corporate debentures	641.4	714.7
Government And Corporate Debentures Floating Interest Rate [Member]
Marketable securities:
Government and corporate debentures	$ 115.1	$ 187.8